Group Statement of Changes in Shareholders' Equity R in Millions	ZAR (R) shares	Share capital and premium ZAR (R) shares	Share capital and premium Management DSP shares	Share capital and premium Katleho ya Moruo Employee Share Ownership Plan shares	Retained earnings/(Accumulated loss) ZAR (R)	Other reserves ZAR (R)	Non-controlling interests [member] ZAR (R)
Beginning balance (in shares) at Jun. 30, 2021 | shares		616,052,197
Beginning balance Parent at Jun. 30, 2021		R 32,934			R (8,173)	R 6,399
Beginning balance NCI at Jun. 30, 2021							R 54
Beginning balance Equity at Jun. 30, 2021	R 31,214
Number of share options granted in share-based payment arrangement | shares			473,505
Share-based payments	143					143
Net profit (loss) for the year attributable to owners of parent	(1,052)				(1,052)
Profit (loss), attributable to non-controlling interests	40						40
Net profit/(loss) for the year	(1,012)
Other comprehensive income, attributable to owners of parent						202
Other comprehensive income, attributable to non-controlling interests							0
Other comprehensive income for the year	202
Dividends paid	R (430)				(414)		(16)
Ending balance (in shares) at Jun. 30, 2022 | shares	616,526,000	616,525,702
Ending balance Parent at Jun. 30, 2022		R 32,934			(9,639)	6,744
Ending balance NCI at Jun. 30, 2022							78
Ending balance Equity at Jun. 30, 2022	R 30,117
Number of share options granted in share-based payment arrangement | shares			1,546,270
Share-based payments	114					114
Net profit (loss) for the year attributable to owners of parent	4,820				4,820
Profit (loss), attributable to non-controlling interests	63						63
Net profit/(loss) for the year	4,883
Other comprehensive income, attributable to owners of parent						(80)
Other comprehensive income, attributable to non-controlling interests							0
Other comprehensive income for the year	(80)
Dividends paid	R (154)				(136)		(18)
Ending balance (in shares) at Jun. 30, 2023 | shares	618,072,000	618,071,972
Ending balance Parent at Jun. 30, 2023	R 34,757	R 32,934			(4,955)	6,778
Ending balance NCI at Jun. 30, 2023	123						123
Ending balance Equity at Jun. 30, 2023	34,880
Number of share options granted in share-based payment arrangement | shares			1,910,916	12,651,525
Share-based payments	244					244
Partial purchase of non-controlling interest	(6)						(6)
Net profit (loss) for the year attributable to owners of parent	8,587				8,587
Profit (loss), attributable to non-controlling interests	101						101
Net profit/(loss) for the year	8,688
Other comprehensive income, attributable to owners of parent						(1,420)
Other comprehensive income, attributable to non-controlling interests							0
Other comprehensive income for the year	(1,420)
Dividends paid	R (1,437)				(1,394)		(43)
Ending balance (in shares) at Jun. 30, 2024 | shares	632,634,000	632,634,413
Ending balance Parent at Jun. 30, 2024	R 40,774	R 32,934			R 2,238	R 5,602
Ending balance NCI at Jun. 30, 2024	175						R 175
Ending balance Equity at Jun. 30, 2024	R 40,949